Investments - Percentage of the Company's Equity Interest (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Investments in associates accounted for using equity method gross	R$ 5,235	R$ 7,792	R$ 8,753	R$ 9,745
UFV Janauba Geracao de Energia Eletrica Distribuida [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Affiliated
Investments in associates accounted for using equity method gross	R$ 9
Hidreletrica Cachoeirao [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 49	58	50	42
Hidreletrica Pipoca [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 31	26	32	27
Retiro Baixo [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 171	158	162	148
Alianca Norte [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 664	577	527	354
Madeira Energia [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Affiliated
Investments in associates accounted for using equity method gross	R$ 270	535	644	676
Fip Melbourne [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Affiliated
Investments in associates accounted for using equity method gross	R$ 470	582	677	703
Baguari Energia [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 162	148	162	187
Renova [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross		282	689	1,527
Alianca Geracao [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 1,217	1,242	1,319	1,327
Central Eolica Praias de Parajuru [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Subsidiary
Investments in associates accounted for using equity method gross		60	63	63
Central Eolica Volta do Rio [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Subsidiary
Investments in associates accounted for using equity method gross		68	81	85
Central Eolica Praias de Morgado [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross		51	60	62
Amazonia Energia [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 1,013	867	781	495
Light [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Subsidiary
Investments in associates accounted for using equity method gross		1,534	1,070	1,188
Guanhaes energia [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Subsidiary
Investments in associates accounted for using equity method gross		25		19
Axxiom Solucoes Tecnologicas [Member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Subsidiary
Investments in associates accounted for using equity method gross		12	19	24
Usina Hidreletrica Itaocara SA [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Subsidiary
Investments in associates accounted for using equity method gross		4	3
Lightger [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Subsidiary
Investments in associates accounted for using equity method gross		41	42	37
Taesa [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 1,143	1,101	1,583	R$ 2,242
Ativas Data Center [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Affiliated
Investments in associates accounted for using equity method gross	R$ 16	17	18
RME [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Subsidiary
Investments in associates accounted for using equity method gross		383	R$ 339
Companhia de Transmissao Centroeste de Minas [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 20	R$ 21